Financial Instruments and Derivatives - Summary of Carrying Amount of Company's Indebtedness Compared to Estimate Fair Value (Detail) In Millions, unless otherwise specified	Sep. 30, 2013 Revolving Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Revolving Credit Facility - USD [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility - USD [Member] USD ($)	Sep. 30, 2013 Term Loan Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Term Loan Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Term Loan Credit Facility - USD [Member] EUR (€)	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member] USD ($)	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member] EUR (€)	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member] USD ($)	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member] EUR (€)	Sep. 30, 2013 Second-Priority Senior Secured 9.75% Notes [Member] USD ($)	Dec. 31, 2012 Second-Priority Senior Secured 9.75% Notes [Member] USD ($)	Sep. 30, 2013 Senior PIK Toggle Notes 9.125% Notes [Member] USD ($)	Dec. 31, 2012 Senior PIK Toggle Notes 9.125% Notes [Member] USD ($)	Dec. 31, 2011 Related party debt - subordinated capitalization bonds [Member] USD ($)	Dec. 31, 2011 Term facility [Member] USD ($)
Disclosures Regarding Financial Instruments [Line Items]
Carrying Amount					$ 345	$ 347		$ 160		$ 157		$ 400	$ 400		$ 248	$ 373	$ 729
Estimated Fair Value					348	352		161		158		454	440		246	424	749
Term loan Credit Facility, maximum amount	$ 200	$ 200	$ 200		$ 350	$ 350	€ 120		€ 120		€ 120	$ 400	$ 400	$ 250	$ 250
Senior Notes, annual interest rate					3.25%	4.00%		3.50%	3.50%	4.25%	4.25%	9.75%	9.75%	9.125%	9.125%